Vanguard U.S. Value Factor ETF

Schedule of Investments (unaudited)
As of February 28, 2021

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission
(SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

		Market
		Value
	Shares	($000)
Common Stocks (99.7%)
Basic Materials (4.8%)
Newmont Corp.	18,268	993
Dow Inc.	15,303	908
Reliance Steel & Aluminum Co.	4,918	650
Nucor Corp.	9,236	552
International Paper Co.	10,351	514
Steel Dynamics Inc.	9,212	383
Mosaic Co.	10,663	313
LyondellBasell Industries NV Class A	2,915	300
* Freeport-McMoRan Inc.	8,497	288
Commercial Metals Co.	11,160	281
Eastman Chemical Co.	2,531	277
GrafTech International Ltd.	22,327	264
Tronox Holdings plc Class A	14,118	259
Domtar Corp.	6,751	250
* Univar Solutions Inc.	11,767	234
* AdvanSix Inc.	8,030	223
Huntsman Corp.	8,088	221
Timken Co.	2,717	213
Trinseo SA	3,171	205
Schnitzer Steel Industries Inc.	5,901	204
Verso Corp.	15,428	193
Westlake Chemical Corp.	2,242	192
Valvoline Inc.	7,193	180
PQ Group Holdings Inc.	10,448	160
Tredegar Corp.	10,185	155
Element Solutions Inc.	8,395	152
* Kraton Corp.	4,027	150
* Clearwater Paper Corp.	4,259	149
* Koppers Holdings Inc.	4,400	147
Minerals Technologies Inc.	2,001	143
Schweitzer-Mauduit International Inc.	2,872	134
UFP Industries Inc.	2,150	131
Orion Engineered Carbons SA	6,390	113
Glatfelter Corp.	7,043	113
Chemours Co.	4,401	104
Worthington Industries Inc.	1,424	91
Cabot Corp.	1,622	80
FutureFuel Corp.	5,154	76
Celanese Corp. Class A	544	76
Kaiser Aluminum Corp.	598	68
* Ingevity Corp.	975	68
Boise Cascade Co.	1,165	58
Haynes International Inc.	2,041	57
Gold Resource Corp.	21,146	57
* Rayonier Advanced Materials Inc.	5,883	54

Ashland Global Holdings Inc.	567	48
Albemarle Corp.	301	47
CF Industries Holdings Inc.	961	43
Carpenter Technology Corp.	1,025	42
Avient Corp.	893	39
Olin Corp.	1,211	37
* Fortitude Gold Corp.	2,658	10
		10,699
Consumer Discretionary (14.9%)
General Motors Co.	24,345	1,250
ViacomCBS Inc. Class B	12,325	795
* Ford Motor Co.	66,523	778
* Discovery Inc. Class C	11,880	535
Fox Corp. Class B	15,861	506
Lennar Corp. Class A	6,065	503
* Discovery Inc. Class A	9,137	485
* Capri Holdings Ltd.	10,367	484
* AutoNation Inc.	6,285	471
eBay Inc.	7,962	449
Amerco	729	419
TEGNA Inc.	22,529	411
Qurate Retail Group Inc. QVC Group Class A	32,799	407
Whirlpool Corp.	2,143	407
PulteGroup Inc.	8,727	394
Toll Brothers Inc.	7,279	389
* Sleep Number Corp.	2,825	387
* AMC Networks Inc. Class A	5,753	377
* Mohawk Industries Inc.	2,024	354
Target Corp.	1,919	352
* Mesa Air Group Inc.	28,790	351
Penske Automotive Group Inc.	5,166	351
Nexstar Media Group Inc. Class A	2,536	349
* AutoZone Inc.	300	348
* Adtalem Global Education Inc.	8,413	331
Entercom Communications Corp. Class A	69,949	313
* L Brands Inc.	5,683	311
Newell Brands Inc.	13,313	308
Travel & Leisure Co.	4,895	296
* Genesco Inc.	6,552	294
Big Lots Inc.	4,630	294
KB Home	7,209	291
Dick's Sporting Goods Inc.	4,069	290
Strategic Education Inc.	3,108	283
* Dana Inc.	11,573	276
Foot Locker Inc.	5,705	274
Fox Corp. Class A	8,225	274
Nielsen Holdings plc	12,115	271
* Tenneco Inc. Class A	24,302	271
* Hibbett Sports Inc.	4,203	270
Rent-A-Center Inc.	4,548	263
Kohl's Corp.	4,737	262
Group 1 Automotive Inc.	1,713	261
Tapestry Inc.	6,134	258
* Meritage Homes Corp.	3,055	258
* Goodyear Tire & Rubber Co.	14,924	251
* MarineMax Inc.	5,466	244
* LKQ Corp.	6,192	244

* MSG Networks Inc.	14,037	238
Lithia Motors Inc. Class A	630	236
* Signet Jewelers Ltd.	4,639	231
Lennar Corp. Class B	3,467	229
BorgWarner Inc.	5,064	228
Thor Industries Inc.	1,944	228
ODP Corp.	5,944	227
PVH Corp.	2,270	227
* Fossil Group Inc.	14,896	226
* G-III Apparel Group Ltd.	7,762	223
* Michaels Cos. Inc.	14,767	222
Harley-Davidson Inc.	6,022	215
Graham Holdings Co. Class B	355	213
* Tri Pointe Homes Inc.	11,168	212
* Asbury Automotive Group Inc.	1,249	212
Dollar General Corp.	1,110	210
Matthews International Corp. Class A	5,731	205
* Perdoceo Education Corp.	15,873	204
DR Horton Inc.	2,657	204
Movado Group Inc.	8,809	201
PROG Holdings Inc.	3,977	199
Ethan Allen Interiors Inc.	7,745	198
Interface Inc. Class A	15,921	198
Hanesbrands Inc.	10,968	194
Standard Motor Products Inc.	4,497	189
* Beazer Homes USA Inc.	10,635	188
* Lakeland Industries Inc.	5,949	187
* Vera Bradley Inc.	19,298	183
Ralph Lauren Corp. Class A	1,556	182
Lear Corp.	1,077	179
* Gray Television Inc.	9,835	179
Haverty Furniture Cos. Inc.	4,864	176
Dine Brands Global Inc.	2,217	175
* Conn's Inc.	12,235	174
Brinker International Inc.	2,522	173
* At Home Group Inc.	6,765	170
SkyWest Inc.	3,014	170
* Century Communities Inc.	2,996	166
Bed Bath & Beyond Inc.	6,103	164
Shoe Carnival Inc.	3,342	164
* Lions Gate Entertainment Corp. Class B	12,795	160
Caleres Inc.	9,958	158
* Laureate Education Inc. Class A	11,372	156
HNI Corp.	4,381	156
* Tupperware Brands Corp.	4,939	151
Murphy USA Inc.	1,195	149
* M/I Homes Inc.	2,976	149
* Container Store Group Inc.	9,462	145
* Zumiez Inc.	3,137	141
Walmart Inc.	1,042	135
Best Buy Co. Inc.	1,344	135
Scholastic Corp.	4,622	133
KAR Auction Services Inc.	9,562	133
* Sally Beauty Holdings Inc.	8,079	130
Macy's Inc.	8,431	128
Rush Enterprises Inc. Class A	2,980	126
* Taylor Morrison Home Corp. Class A	4,559	125

* American Axle & Manufacturing Holdings Inc.	12,765	125
* WW International Inc.	4,189	124
Herman Miller Inc.	3,194	123
* Meredith Corp.	4,896	121
International Game Technology plc	6,488	119
Buckle Inc.	3,017	116
* Universal Electronics Inc.	1,959	114
Omnicom Group Inc.	1,655	114
Leggett & Platt Inc.	2,611	113
* Tilly's Inc. Class A	10,703	110
* Urban Outfitters Inc.	3,229	109
Abercrombie & Fitch Co.	3,967	109
La-Z-Boy Inc.	2,421	103
* Autoliv Inc.	1,136	102
* Carrols Restaurant Group Inc.	15,980	99
* iHeartMedia Inc. Class A	6,989	98
Knoll Inc.	6,018	98
Winnebago Industries Inc.	1,352	94
Sonic Automotive Inc. Class A	2,018	93
* Cars.com Inc.	7,735	90
* NVR Inc.	20	90
Designer Brands Inc. Class A	7,194	90
Jack in the Box Inc.	837	86
* Lions Gate Entertainment Corp. Class A	5,848	85
Polaris Inc.	688	81
MDC Holdings Inc.	1,365	77
Interpublic Group of Cos. Inc.	2,944	77
* Central Garden & Pet Co. Class A	1,852	77
Steelcase Inc. Class A	5,094	71
Extended Stay America Inc.	4,296	69
Carriage Services Inc. Class A	1,943	64
Sinclair Broadcast Group Inc. Class A	2,065	64
Guess? Inc.	2,483	63
Citi Trends Inc.	793	62
* Liberty Media Corp -Liberty SiriusXM Class C	1,398	62
* Funko Inc. Class A	4,513	61
EW Scripps Co. Class A	3,245	61
Franchise Group Inc.	1,721	60
* Motorcar Parts of America Inc.	2,769	59
Advance Auto Parts Inc.	363	58
* Adient plc	1,549	57
* Avis Budget Group Inc.	968	54
* Turtle Beach Corp.	1,751	52
* Grand Canyon Education Inc.	493	52
National CineMedia Inc.	10,716	51
* Gap Inc.	1,937	48
Kimball International Inc. Class B	3,698	48
* American Public Education Inc.	1,614	48
* Nautilus Inc.	2,490	46
Wolverine World Wide Inc.	1,296	45
Del Taco Restaurants Inc.	4,364	44
* Aaron's Co. Inc.	1,987	44
H&R Block Inc.	2,261	43
Carter's Inc.	494	41
* Stride Inc.	1,642	39
		32,952

Consumer Staples (6.0%)
CVS Health Corp.	19,630	1,337
Walgreens Boots Alliance Inc.	25,813	1,237
General Mills Inc.	18,307	1,007
Philip Morris International Inc.	9,921	834
Kraft Heinz Co.	18,621	677
Kroger Co.	15,204	490
AmerisourceBergen Corp. Class A	4,329	438
Archer-Daniels-Midland Co.	6,834	387
Tyson Foods Inc. Class A	5,533	374
Flowers Foods Inc.	16,617	361
Molson Coors Beverage Co. Class B	7,644	340
Ingredion Inc.	3,676	332
* Darling Ingredients Inc.	4,662	294
J M Smucker Co.	2,615	293
Ingles Markets Inc. Class A	5,311	276
* Herbalife Nutrition Ltd.	6,054	272
* United Natural Foods Inc.	10,107	267
Weis Markets Inc.	4,885	261
Conagra Brands Inc.	7,259	246
Altria Group Inc.	5,541	242
* US Foods Holding Corp .	6,431	235
Keurig Dr Pepper Inc.	7,662	234
Fresh Del Monte Produce Inc.	8,831	227
* Pilgrim's Pride Corp.	9,885	221
ACCO Brands Corp.	25,496	207
Andersons Inc.	7,343	192
McKesson Corp.	974	165
* Rite Aid Corp.	8,308	163
SpartanNash Co.	8,923	163
Universal Corp.	3,069	156
Constellation Brands Inc. Class A	682	146
Mondelez International Inc. Class A	2,621	139
Edgewell Personal Care Co.	4,444	136
* TreeHouse Foods Inc.	2,536	127
* Helen of Troy Ltd.	573	124
Bunge Ltd.	1,611	123
* Sprouts Farmers Market Inc.	5,476	116
Vector Group Ltd.	7,480	102
Corteva Inc.	1,477	67
B&G Foods Inc.	1,717	52
Campbell Soup Co.	1,125	51
Core-Mark Holding Co. Inc.	1,413	46
Seaboard Corp.	13	43
* BellRing Brands Inc. Class A	1,835	42
		13,242
Energy (7.0%)
Kinder Morgan Inc.	95,588	1,405
Phillips 66	10,171	845
EOG Resources Inc.	12,378	799
Chevron Corp.	5,502	550
Schlumberger Ltd.	19,066	532
SM Energy Co.	36,966	512
Exxon Mobil Corp.	9,106	495
Cimarex Energy Co.	7,446	432
Ovintiv Inc.	17,985	415
* Whiting Petroleum Corp.	9,857	338

* PDC Energy Inc.	9,532	333
Apache Corp.	16,539	326
Diamondback Energy Inc.	4,458	309
Arch Resources Inc.	6,318	303
ONEOK Inc.	6,619	293
* Matador Resources Co.	13,698	286
Valero Energy Corp.	3,503	270
* Bonanza Creek Energy Inc.	8,268	264
Archrock Inc.	24,985	258
SunCoke Energy Inc.	39,180	250
ConocoPhillips	4,788	249
* CNX Resources Corp.	18,842	238
* EQT Corp.	13,339	237
* Comstock Resources Inc.	39,194	224
* Range Resources Corp.	23,018	222
* Newpark Resources Inc.	63,283	219
World Fuel Services Corp.	6,815	212
Antero Midstream Corp.	23,532	208
* Renewable Energy Group Inc.	2,662	207
* Peabody Energy Corp.	47,174	203
Equitrans Midstream Corp.	27,573	199
Cabot Oil & Gas Corp.	9,664	179
* Magnolia Oil & Gas Corp. Class A	14,587	176
Nabors Industries Ltd.	1,500	166
* Antero Resources Corp.	17,856	161
* CONSOL Energy Inc.	14,838	160
Warrior Met Coal Inc.	8,344	160
Devon Energy Corp.	7,339	158
* REX American Resources Corp.	1,610	151
Arcosa Inc.	2,661	151
Williams Cos. Inc.	6,451	147
* Southwestern Energy Co.	36,329	147
Pioneer Natural Resources Co.	979	145
* First Solar Inc.	1,763	143
* Continental Resources Inc.	5,613	136
* Green Plains Inc.	5,297	134
Marathon Oil Corp.	11,505	128
* ProPetro Holding Corp.	10,422	119
Brigham Minerals Inc. Class A	8,256	118
CVR Energy Inc.	5,284	117
Targa Resources Corp.	3,448	107
HollyFrontier Corp.	2,767	105
Berry Corp.	20,861	103
* Talos Energy Inc.	8,745	93
* Helix Energy Solutions Group Inc.	16,996	83
Patterson-UTI Energy Inc.	10,571	78
* MRC Global Inc.	8,940	78
Solaris Oilfield Infrastructure Inc. Class A	6,580	78
* Oil States International Inc.	9,518	70
* Bristow Group Inc.	2,611	69
NOV Inc.	3,430	52
Liberty Oilfield Services Inc. Class A	4,358	51
Murphy Oil Corp.	2,994	49
Helmerich & Payne Inc.	1,620	47
* Golar LNG Ltd.	2,637	30
		15,522

Financials (25.6%)
Citigroup Inc.	20,156	1,328
Wells Fargo & Co.	36,032	1,303
MetLife Inc.	22,501	1,296
Bank of America Corp.	36,741	1,275
American International Group Inc.	28,560	1,255
Allstate Corp.	11,383	1,213
Truist Financial Corp.	20,301	1,156
Goldman Sachs Group Inc.	3,559	1,137
Morgan Stanley	14,536	1,117
Prudential Financial Inc.	12,495	1,084
Bank of New York Mellon Corp.	25,439	1,073
US Bancorp	21,043	1,052
Aflac Inc.	18,922	906
JPMorgan Chase & Co.	6,129	902
Travelers Cos. Inc.	5,918	861
Chubb Ltd.	4,528	736
PNC Financial Services Group Inc.	4,178	703
* Berkshire Hathaway Inc. Class B	2,558	615
CNA Financial Corp.	11,812	503
Hanmi Financial Corp.	25,828	442
First Midwest Bancorp Inc.	21,706	429
Ally Financial Inc.	9,388	390
Everest Re Group Ltd.	1,564	378
Popular Inc.	5,440	364
* Athene Holding Ltd. Class A	7,698	351
Charles Schwab Corp.	5,604	346
Heartland Financial USA Inc.	7,393	346
Progressive Corp.	3,932	338
Invesco Ltd.	14,957	335
Axis Capital Holdings Ltd.	6,566	332
* Mr Cooper Group Inc.	10,463	329
* Enstar Group Ltd.	1,543	328
KeyCorp	16,212	327
SLM Corp.	20,246	320
Principal Financial Group Inc.	5,546	314
Citizens Financial Group Inc.	7,176	312
New York Community Bancorp Inc.	25,263	308
Equitable Holdings Inc.	10,202	302
Reinsurance Group of America Inc.	2,466	301
Prosperity Bancshares Inc.	4,102	301
Radian Group Inc.	14,545	297
Park National Corp.	2,390	296
BOK Financial Corp.	3,390	292
Unum Group	10,930	289
First Horizon Corp.	17,789	288
Hartford Financial Services Group Inc.	5,675	288
BlackRock Inc.	413	287
* Arch Capital Group Ltd.	7,983	286
S&T Bancorp Inc.	9,777	282
RenaissanceRe Holdings Ltd.	1,687	282
Valley National Bancorp	22,614	277
FNB Corp.	23,302	276
American Financial Group Inc.	2,578	275
* Customers Bancorp Inc.	10,271	275
Hope Bancorp Inc.	20,901	275
MGIC Investment Corp.	22,357	272

Regions Financial Corp.	13,150	271
Fifth Third Bancorp	7,797	271
Cowen Inc. Class A	7,952	269
* Brighthouse Financial Inc.	6,715	268
M&T Bank Corp.	1,756	265
Lincoln National Corp.	4,590	261
Old Republic International Corp.	13,504	261
Bryn Mawr Bank Corp.	6,887	261
Bank OZK	6,157	254
Alleghany Corp.	386	250
Enterprise Financial Services Corp.	5,799	249
Webster Financial Corp.	4,470	247
Synovus Financial Corp.	5,813	246
PacWest Bancorp	6,740	244
First Busey Corp.	10,669	244
* Third Point Reinsurance Ltd.	23,794	243
Associated Banc-Corp	11,965	241
* Bancorp Inc.	11,833	240
Cadence BanCorp Class A	11,683	240
Essent Group Ltd.	5,795	239
OneMain Holdings Inc	5,065	238
Pinnacle Financial Partners Inc.	2,916	237
Fidelity National Financial Inc.	6,164	236
East West Bancorp Inc.	3,265	236
OFG Bancorp	12,201	236
First BanCorp	22,416	235
First American Financial Corp.	4,426	233
Globe Life Inc.	2,489	233
Independent Bank Group Inc.	3,327	232
First Financial Bancorp	10,321	232
Signature Bank	1,036	226
Wintrust Financial Corp.	3,067	226
Old National Bancorp	12,322	223
Sterling Bancorp	10,182	222
Franklin Resources Inc.	8,476	222
Fulton Financial Corp.	14,232	220
Voya Financial Inc.	3,647	220
ConnectOne Bancorp Inc.	9,308	216
First Bancorp	5,272	212
OceanFirst Financial Corp.	9,728	211
First Merchants Corp.	5,017	211
First Interstate BancSystem Inc. Class A	4,640	211
Stifel Financial Corp.	3,449	211
Southside Bancshares Inc.	6,057	209
Hilltop Holdings Inc.	6,337	209
Kemper Corp.	2,697	204
Sandy Spring Bancorp Inc.	5,419	204
WesBanco Inc.	6,300	203
Horace Mann Educators Corp.	5,063	195
PennyMac Financial Services Inc.	3,254	193
Zions Bancorp NA	3,619	192
FBL Financial Group Inc. Class A	3,352	191
Santander Consumer USA Holdings Inc.	7,585	190
Hancock Whitney Corp.	5,004	189
Universal Insurance Holdings Inc.	12,645	188
Ameris Bancorp	3,950	188
* Enova International Inc.	5,943	182

Investors Bancorp Inc.	13,643	182
Affiliated Managers Group Inc.	1,299	182
Assured Guaranty Ltd.	4,094	181
Eagle Bancorp Inc.	3,680	180
Navient Corp.	14,489	179
BankUnited Inc.	4,419	178
Great Western Bancorp Inc.	6,619	178
State Street Corp.	2,414	176
Washington Trust Bancorp Inc.	3,673	175
NBT Bancorp Inc.	4,797	174
First Commonwealth Financial Corp.	12,764	171
Nelnet Inc. Class A	2,346	170
* Encore Capital Group Inc.	5,095	170
Flagstar Bancorp Inc.	3,917	170
Argo Group International Holdings Ltd.	3,653	169
1st Source Corp.	3,794	168
Umpqua Holdings Corp.	9,792	167
Huntington Bancshares Inc.	10,858	167
Brookline Bancorp Inc.	11,583	165
Western Alliance Bancorp	1,800	165
Premier Financial Corp.	5,349	164
Meta Financial Group Inc.	3,693	164
American Equity Investment Life Holding Co.	5,880	162
Towne Bank	5,630	162
HomeStreet Inc.	3,762	162
Simmons First National Corp. Class A	5,507	161
Central Pacific Financial Corp.	6,980	158
Northfield Bancorp Inc.	11,515	158
* TriState Capital Holdings Inc.	6,857	157
T. Rowe Price Group Inc.	963	156
WSFS Financial Corp.	2,884	153
South State Corp.	1,929	152
HarborOne Bancorp Inc.	12,587	150
* StoneX Group Inc.	2,546	147
Jefferies Financial Group Inc.	5,020	146
Pacific Premier Bancorp Inc.	3,594	145
Banner Corp.	2,788	144
Washington Federal Inc.	4,748	144
First Hawaiian Inc.	5,133	143
Virtus Investment Partners Inc.	569	143
Comerica Inc.	2,091	142
Northwest Bancshares Inc.	9,983	141
Meridian Bancorp Inc.	8,412	141
TrustCo Bank Corp. NY	20,272	139
Trustmark Corp.	4,624	139
* Triumph Bancorp Inc.	1,815	139
Discover Financial Services	1,479	139
Allegiance Bancshares Inc.	3,650	137
* EZCORP Inc. Class A	28,575	137
Assurant Inc.	1,110	137
Renasant Corp.	3,394	133
Cathay General Bancorp	3,529	133
Hanover Insurance Group Inc.	1,140	132
Preferred Bank	2,233	129
Veritex Holdings Inc.	4,429	129
BancorpSouth Bank	4,156	125
TriCo Bancshares	2,892	125

* Credit Acceptance Corp.	342	124
Provident Financial Services Inc.	6,103	123
Walker & Dunlop Inc.	1,185	118
iStar Inc.	6,453	114
Atlantic Union Bankshares Corp.	2,975	109
* NMI Holdings Inc. Class A	4,714	108
* SVB Financial Group	213	108
Federal Agricultural Mortgage Corp. Class C	1,240	107
First Foundation Inc.	4,389	100
BGC Partners Inc. Class A	22,327	100
Heritage Commerce Corp.	10,418	99
Kearny Financial Corp.	8,436	96
Tompkins Financial Corp.	1,232	95
Bank of NT Butterfield & Son Ltd.	2,608	95
* World Acceptance Corp.	750	95
FB Financial Corp.	2,236	95
CNO Financial Group Inc.	3,911	94
Home BancShares Inc.	3,813	93
Mercury General Corp.	1,546	90
* PRA Group Inc.	2,431	90
Employers Holdings Inc.	2,535	84
Safety Insurance Group Inc.	1,056	84
National Bank Holdings Corp. Class A	2,114	82
Cullen/Frost Bankers Inc.	761	79
United Bankshares Inc.	2,017	75
Ameriprise Financial Inc.	318	70
UMB Financial Corp.	824	70
Selective Insurance Group Inc.	962	65
WisdomTree Investments Inc.	12,174	65
Raymond James Financial Inc.	532	62
Stewart Information Services Corp.	1,297	61
United Community Banks Inc.	1,851	61
Intercontinental Exchange Inc.	553	61
Bank of Hawaii Corp.	669	59
Berkshire Hills Bancorp Inc.	2,662	54
* MoneyGram International Inc.	7,680	51
Columbia Banking System Inc.	1,130	50
* Texas Capital Bancshares Inc.	634	48
BancFirst Corp.	730	47
Heritage Financial Corp.	1,790	46
* Axos Financial Inc.	945	44
Banc of California Inc.	2,275	42
Piper Sandler Cos.	384	41
FirstCash Inc.	578	37
Lazard Ltd. Class A	858	33
		56,584
Health Care (8.6%)
Gilead Sciences Inc.	29,170	1,791
* HCA Healthcare Inc.	8,363	1,439
Anthem Inc.	4,261	1,292
Bristol-Myers Squibb Co.	20,332	1,247
Cigna Corp.	5,863	1,231
* Centene Corp.	20,949	1,226
* Biogen Inc.	4,368	1,192
AbbVie Inc.	6,785	731
Pfizer Inc.	21,570	722
* Viatris Inc.	47,589	707

Humana Inc.	1,632	620
Becton Dickinson and Co.	2,143	517
* Regeneron Pharmaceuticals Inc.	1,046	471
* Universal Health Services Inc. Class B	3,156	396
Quest Diagnostics Inc.	3,020	349
Perrigo Co. plc	8,211	331
* United Therapeutics Corp.	1,804	302
* Tenet Healthcare Corp.	5,845	298
Amgen Inc.	1,237	278
National HealthCare Corp.	3,826	266
* Triple-S Management Corp. Class B	10,255	259
* Endo International plc	31,908	253
* Jazz Pharmaceuticals plc	1,405	236
* Innoviva Inc.	19,543	223
Merck & Co. Inc.	3,060	222
* Quidel Corp.	1,247	205
* Prestige Consumer Healthcare Inc.	4,716	197
* Acadia Healthcare Co. Inc.	3,441	190
* Laboratory Corp. of America Holdings	679	163
UnitedHealth Group Inc.	486	162
* Select Medical Holdings Corp.	5,033	159
* Lannett Co. Inc.	25,420	154
* MEDNAX Inc.	6,273	153
* DaVita Inc.	1,448	148
* Catalyst Pharmaceuticals Inc.	36,564	142
* ANI Pharmaceuticals Inc.	4,805	140
* Amneal Pharmaceuticals Inc.	25,021	135
* Supernus Pharmaceuticals Inc.	3,822	103
Owens & Minor Inc.	2,536	86
Phibro Animal Health Corp. Class A	3,535	76
Cardinal Health Inc.	1,341	69
* Emergent BioSolutions Inc.	620	60
* Brookdale Senior Living Inc.	7,362	43
* XBiotech Inc.	1,895	36
		19,020
Industrials (15.1%)
DuPont de Nemours Inc.	21,921	1,541
FedEx Corp.	4,759	1,211
Capital One Financial Corp.	9,660	1,161
General Dynamics Corp.	6,207	1,015
Northrop Grumman Corp.	3,181	928
Johnson Controls International plc	12,195	680
Westrock Co.	10,831	472
ArcBest Corp.	7,901	466
* United Rentals Inc.	1,505	448
Raytheon Technologies Corp.	6,180	445
nVent Electric plc	15,887	417
MDU Resources Group Inc.	13,985	393
Air Lease Corp. Class A	8,432	387
Sonoco Products Co.	6,402	381
* Fiserv Inc.	3,278	378
Knight-Swift Transportation Holdings Inc.	8,738	377
Alliance Data Systems Corp.	3,855	372
Triton International Ltd.	5,985	346
* WESCO International Inc.	4,236	340
Scorpio Tankers Inc.	22,550	333
* Modine Manufacturing Co.	23,132	321

* Herc Holdings Inc.	3,615	317
Quanta Services Inc.	3,758	315
* Berry Global Group Inc.	5,672	314
SFL Corp. Ltd.	41,149	310
AGCO Corp.	2,301	298
* Diamond S Shipping Inc.	36,714	297
3M Co.	1,683	295
* Conduent Inc.	53,719	289
REV Group Inc.	23,065	286
ManpowerGroup Inc.	2,935	277
Lockheed Martin Corp.	825	272
Textron Inc.	5,136	259
Owens Corning	3,172	257
Costamare Inc.	26,103	252
Frontline Ltd.	36,969	250
* US Xpress Enterprises Inc. Class A	26,932	249
International Seaways Inc.	14,274	248
CAI International Inc.	5,597	246
* Textainer Group Holdings Ltd.	9,337	243
Oshkosh Corp.	2,285	242
Schneider National Inc. Class B	10,341	239
* Ducommun Inc.	4,349	237
Deluxe Corp.	5,952	235
AAR Corp.	5,831	232
* Dorian LPG Ltd.	18,504	230
Ennis Inc.	11,461	227
Cummins Inc.	886	224
* MasTec Inc.	2,544	221
* Tutor Perini Corp.	14,929	219
* Atlas Air Worldwide Holdings Inc.	3,949	218
Norfolk Southern Corp.	853	215
EMCOR Group Inc.	2,171	211
* Beacon Roofing Supply Inc.	4,339	208
* BrightView Holdings Inc.	12,994	207
* US Concrete Inc.	4,004	206
* Covenant Transportation Group Inc. Class A	11,261	205
* Kelly Services Inc. Class A	9,802	204
Primoris Services Corp.	6,035	202
* Donnelley Financial Solutions Inc.	7,741	201
Greif Inc. Class A	4,088	197
* GMS Inc.	5,374	197
Greenbrier Cos. Inc.	4,148	195
DHT Holdings Inc.	34,182	191
Trinity Industries Inc.	5,934	190
Fidelity National Information Services Inc.	1,341	185
* Titan Machinery Inc.	7,537	185
* MYR Group Inc.	3,112	183
Resources Connection Inc.	14,348	183
* DXP Enterprises Inc.	6,009	181
General Electric Co.	14,248	179
Regal Beloit Corp.	1,301	178
Acuity Brands Inc.	1,429	176
PACCAR Inc.	1,912	174
Wabtec Corp.	2,318	168
Graphic Packaging Holding Co.	10,573	168
ADT Inc.	21,727	165
* FTI Consulting Inc.	1,429	164

	Apogee Enterprises Inc.	4,316	161
*	Manitowoc Co. Inc.	9,844	160
	Werner Enterprises Inc.	3,733	160
*	Colfax Corp.	3,557	158
*,^	Alpha Pro Tech Ltd.	11,129	156
	GATX Corp.	1,621	155
*	Resideo Technologies Inc.	6,404	154
	American Express Co.	1,115	151
	ABM Industries Inc.	3,479	150
*	ASGN Inc.	1,601	149
	Heartland Express Inc.	7,865	143
	HB Fuller Co.	2,547	143
*	Thermon Group Holdings Inc.	6,936	142
*	Sterling Construction Co. Inc.	6,114	139
	Brunswick Corp.	1,559	138
*	Hub Group Inc. Class A	2,391	138
*,1 API Group Corp.		7,325	136
	Synchrony Financial	3,491	135
	Nordic American Tankers Ltd.	45,417	135
*	PGT Innovations Inc.	5,705	135
*	Great Lakes Dredge & Dock Corp.	8,817	134
*	Fluor Corp.	7,608	131
*	Air Transport Services Group Inc.	4,909	130
	Ryder System Inc.	1,922	130
	Huntington Ingalls Industries Inc.	733	129
	Matson Inc.	1,808	125
*	Gates Industrial Corp. plc	8,191	123
	Argan Inc.	2,456	123
	Snap-on Inc.	598	121
*	Cornerstone Building Brands Inc.	10,617	121
*	Builders FirstSource Inc.	2,793	121
	Altra Industrial Motion Corp.	2,083	121
	Hyster-Yale Materials Handling Inc.	1,317	113
	Packaging Corp. of America	851	112
*	Kirby Corp.	1,682	105
*	JELD-WEN Holding Inc.	3,542	105
*	Ardmore Shipping Corp.	26,557	105
*	American Woodmark Corp.	1,117	104
*	Sykes Enterprises Inc.	2,553	104
	Silgan Holdings Inc.	2,747	103
	Griffon Corp.	4,148	102
*	Aecom	1,672	97
	Heidrick & Struggles International Inc.	2,647	95
*	TrueBlue Inc.	4,531	94
*	Vectrus Inc.	1,642	90
	Quanex Building Products Corp.	3,654	89
	Emerson Electric Co.	1,015	87
	Sealed Air Corp.	2,052	86
	Allison Transmission Holdings Inc.	2,171	82
	Louisiana-Pacific Corp.	1,721	82
*	Echo Global Logistics Inc.	2,889	80
	Deere & Co.	220	77
	H&E Equipment Services Inc.	2,383	74
*	Atkore Inc.	1,033	70
*	Middleby Corp.	477	70
*	XPO Logistics Inc.	597	70
*	Meritor Inc.	2,263	69

Otter Tail Corp.	1,662	67
* Cimpress plc	611	61
KBR Inc.	1,903	59
Columbus McKinnon Corp.	1,155	58
Powell Industries Inc.	1,847	57
Moog Inc. Class A	727	56
Curtiss-Wright Corp.	500	55
* Summit Materials Inc. Class A	1,952	54
Belden Inc.	1,220	54
* Axalta Coating Systems Ltd.	1,752	48
AZZ Inc.	918	47
Eagle Materials Inc.	356	45
Crane Co.	525	44
ICF International Inc.	523	44
Marten Transport Ltd.	2,692	44
* Masonite International Corp.	393	43
EnerSys	470	42
Valmont Industries Inc.	173	41
* O-I Glass Inc.	3,449	40
* CBIZ Inc.	1,331	40
CSX Corp.	415	38
* PAE Inc.	4,597	38
* Allegheny Technologies Inc.	1,910	38
* TriNet Group Inc.	449	36
Granite Construction Inc.	1,030	35
Terex Corp.	837	34
Kronos Worldwide Inc.	1,839	27
Macquarie Infrastructure Corp.	783	25
		33,310
Other (0.0%)
* BM Technologies Inc.	1,618	18

Real Estate (0.9%)
* Jones Lang LaSalle Inc.	1,434	250
CoreCivic Inc.	33,325	239
* Realogy Holdings Corp.	14,859	224
VICI Properties Inc.	5,572	159
EPR Properties	3,283	148
Newmark Group Inc. Class A	13,480	135
STORE Capital Corp.	3,690	123
Preferred Apartment Communities Inc. Class A	12,851	106
Brixmor Property Group Inc.	5,357	105
RE/MAX Holdings Inc. Class A	2,480	104
American Finance Trust Inc.	9,821	87
GEO Group Inc.	11,884	86
Sabra Health Care REIT Inc.	4,912	85
* Cushman & Wakefield plc	3,641	56
Industrial Logistics Properties Trust	1,950	42
VEREIT Inc.	1,037	40
		1,989
Technology (6.2%)
* Micron Technology Inc.	17,404	1,593
Intel Corp.	20,240	1,230
International Business Machines Corp.	8,308	988
Broadcom Inc.	1,108	521
HP Inc.	17,325	502

Hewlett Packard Enterprise Co.	29,233	426
Xerox Holdings Corp.	16,125	411
Avnet Inc.	10,269	391
* Dell Technologies Inc.	4,220	342
* Arrow Electronics Inc.	3,340	335
Cognizant Technology Solutions Corp. Class A	4,443	326
DXC Technology Co.	12,717	321
* NCR Corp.	8,271	287
* J2 Global Inc.	2,485	277
NortonLifeLock Inc.	14,104	275
* Concentrix Corp.	2,151	266
VirnetX Holding Corp.	37,083	258
SYNNEX Corp.	2,885	257
Western Digital Corp.	3,365	231
* ScanSource Inc.	7,983	227
Jabil Inc.	5,203	225
* Sanmina Corp.	6,008	214
* TTM Technologies Inc.	14,118	199
Oracle Corp.	3,069	198
Applied Materials Inc.	1,437	170
Computer Programs and Systems Inc.	5,363	169
* Insight Enterprises Inc.	1,984	166
Amkor Technology Inc.	6,732	161
CDK Global Inc.	3,023	151
Ebix Inc.	6,097	149
* Qorvo Inc.	834	146
Science Applications International Corp.	1,623	140
* SMART Global Holdings Inc.	2,929	137
Benchmark Electronics Inc.	4,795	136
* CACI International Inc. Class A	585	129
* Photronics Inc.	10,433	124
* NetScout Systems Inc.	3,812	108
Amdocs Ltd.	1,390	105
* Flex Ltd.	5,650	103
Methode Electronics Inc.	2,596	101
Corning Inc.	2,634	101
Vishay Intertechnology Inc.	3,955	94
NXP Semiconductors NV	515	94
* Allscripts Healthcare Solutions Inc.	5,873	91
* Avaya Holdings Corp.	2,997	89
* Unisys Corp.	3,614	89
* Ultra Clean Holdings Inc.	1,882	87
* Super Micro Computer Inc.	2,655	87
Xperi Holding Corp	3,818	80
* Diebold Nixdorf Inc.	5,480	79
* Blucora Inc.	3,823	62
* Yandex NV Class A	760	49
* Alpha & Omega Semiconductor Ltd.	1,346	47
Seagate Technology plc	552	40
		13,584
Telecommunications (3.6%)
Verizon Communications Inc.	31,782	1,757
AT&T Inc.	44,602	1,244
Comcast Corp. Class A	20,609	1,086
L3Harris Technologies Inc.	5,183	943
Cisco Systems Inc.	9,597	431
Lumen Technologies Inc.	33,662	414

* DISH Network Corp. Class A	11,066	349
* CommScope Holding Co. Inc.	17,254	252
* United States Cellular Corp.	8,470	249
Telephone and Data Systems Inc.	11,524	206
* Plantronics Inc.	4,833	196
* Liberty Latin America Ltd. Class A	12,886	141
* Consolidated Communications Holdings Inc.	21,684	114
Juniper Networks Inc.	4,503	105
* Liberty Global plc Class C	4,099	100
Comtech Telecommunications Corp.	3,459	93
ATN International Inc.	1,870	91
* EchoStar Corp. Class A	3,876	88
* NETGEAR Inc.	2,114	84
		7,943
Utilities (7.0%)
Duke Energy Corp.	15,956	1,366
Exelon Corp.	33,602	1,297
Sempra Energy	9,212	1,068
American Electric Power Co. Inc.	11,591	868
Dominion Energy Inc.	12,039	822
Southern Co.	13,032	739
Spire Inc.	8,447	561
WEC Energy Group Inc.	6,186	499
UGI Corp.	12,461	477
Consolidated Edison Inc.	6,385	419
Public Service Enterprise Group Inc.	7,105	382
Southwest Gas Holdings Inc.	6,104	381
National Fuel Gas Co.	8,329	378
PPL Corp.	13,660	358
Avangrid Inc.	7,629	349
Black Hills Corp.	5,746	340
Xcel Energy Inc.	5,141	301
Vistra Corp.	17,264	298
ALLETE Inc.	4,791	298
NorthWestern Corp.	4,849	284
OGE Energy Corp.	9,086	266
Evergy Inc.	4,769	256
Hawaiian Electric Industries Inc.	6,917	242
NRG Energy Inc.	6,554	239
Portland General Electric Co.	5,432	229
ONE Gas Inc.	3,324	223
NiSource Inc.	9,843	213
Atmos Energy Corp.	2,443	207
AES Corp.	7,476	199
Edison International	3,472	187
FirstEnergy Corp.	5,649	187
South Jersey Industries Inc.	7,310	184
CenterPoint Energy Inc.	9,336	181
DTE Energy Co.	1,505	177
Eversource Energy	2,221	176
Entergy Corp.	1,924	167
Pinnacle West Capital Corp.	2,242	157
Unitil Corp.	1,893	79
IDACORP Inc.	853	74
Avista Corp.	1,716	69
Clearway Energy Inc.	2,505	69
Ameren Corp.	684	48

New Jersey Resources Corp.		1,160	46
Chesapeake Utilities Corp.		303	32
* Harsco Corp.		1,861	30
Northwest Natural Holding Co.		550	26
			15,448
Total Common Stocks (Cost $173,665)			220,311
	Coupon
Temporary Cash Investment (0.3%)
Money Market Fund (0.3%)
2,3 Vanguard Market Liquidity Fund (Cost $651)	0.099%	6,509	651
Total Investments (100.0%) (Cost $174,316)			220,962
Other Assets and Liabilities—Net (0.0%)			95
Net Assets (100%)			221,057
Cost in in $000.

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $147,000.
1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2021, the value of this security represented 0.1% of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3 Collateral of $168,000 was received for securities on loan.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
				($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	March 2021	2	381	12
Micro E-mini S&P 500 Index	March 2021	16	305	3
				15

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock
Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).

C. Various inputs may be used to determine the value of the fund's investments and derivatives.
These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of
February 28, 2021, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
	($000)	($000)	($000)	($000)
Investments
Assets
Common Stocks	220,293	18	—	220,311
Temporary Cash Investments	651	—	—	651
Total	220,944	18	—	220,962
Derivative Financial Instruments
Liabilities
Futures Contracts[1]	3	—	—	3

1 Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.